Pension and Other Post-Employment Benefits (Recognized Amounts In Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial gains and losses	$ (11)	$ (15)
Total amounts recognized in other comprehensive (income) loss, after tax	(60)	(13)	34
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Curtailment	1
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan amendment	(13)
Other Comprehensive Income (Loss) [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	(46)	2	58
Amortization of net actuarial gains and losses	(11)	(15)	(8)
Amortization of net prior service costs			(1)
Settlement	(5)
Curtailment	(1)
Total amounts recognized in other comprehensive (income) loss, before tax	(63)	(13)	49
Total amounts recognized in other comprehensive (income) loss, after tax	(46)	(9)	36
Other Comprehensive Income (Loss) [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	(6)	(5)	(3)
Plan amendment	(13)
Amortization of transitional obligation			(1)
Net prior service costs (credit)			1
Total amounts recognized in other comprehensive (income) loss, before tax	(19)	(5)	(3)
Total amounts recognized in other comprehensive (income) loss, after tax	$ (14)	$ (4)	$ (2)